Leases - Additional Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 02, 2021 USD ($)	Dec. 28, 2019 USD ($)	Oct. 03, 2020 USD ($) Locations	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)
Lessee Lease Description [Line Items]
Rent expense | $	$ 17.0	$ 15.8	$ 66.6	$ 63.6	$ 59.9
Minimum
Lessee Lease Description [Line Items]
Operating lease term			5 years
Maximum
Lessee Lease Description [Line Items]
Operating lease term			10 years
Commercial Real Estate
Lessee Lease Description [Line Items]
Number of locations where sublease is involved | Locations			5
Lease For Corporate Head Quarters
Lessee Lease Description [Line Items]
Operating lease term			13 years